3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Accounting Policies [Abstract]
Ownership percentage in ESI					80.00%
Working capital	$ (2,496,000)		$ (2,496,000)		$ (14,169,000)
Recurring losses from operations and accumulated deficit	(79,335,907)		(79,335,907)		(74,832,557)	(61,475,325)
Cash uninsured amount	276,000		276,000		1,000,000
Potentially antidilutive shares excluded from EPS	139,672,815	137,935,529	141,225,399	138,279,424	143,074,602	142,701,202
Amortization of deferred offering costs			21,502	863	863	127,200
Research and development expenses	250,388	293,580	637,723	626,638	1,509,000	1,440,000
Government contract revenue			$ 444,723	$ 808,739	$ 1,466,482	$ 1,230,004